Related Party Disclosures - Related Party Transactions (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Key Management Personnel
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 6,940	€ 1,252	€ 16,436	€ 12,569
Long-term employee benefits	131	183	244
Post-employment benefits	309	433	732	839
Termination benefits			2,053	120
Share-based compensation			54,752
Key management personnel compensation, Total	€ 7,380	1,868	74,217	13,528
Other Related Party Transactions
Disclosure of transactions between related parties [line items]
Sales		(345)
Consulting fees and cost reimbursements			€ (405)	€ (2,867)
Lease payments		(3,018)
Interest expense		€ (484)